Schedule of Computation of Diluted Net Loss per Common Share including Antidilutive (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022 [1]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	39,323		19,008
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	7,871		9,954
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	40
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	13,412		1,686
Forward Contracts [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	18,000
Founder Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents			4,330
Series A 1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents			1,797
Series A 2 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents			1,059
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents			182
Contingently Convertible Notes Payable Agreement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents		[2]
SAFE Agreements [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents		[3]

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.
[2]	The contingently convertible notes payable was not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2022, as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible notes payable’s conversion ratio, and the resulting number of dilutive shares, was not determinable until the contingency is resolved in September 2023. As of December 31, 2022, one lender remained holding the contingently convertible note payable (see Note 8). If the contingency were to have been resolved as of December 31, 2022, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the conversion ratio, is estimated as 0.2 million as of December 31, 2022.
[3]	The contingently convertible SAFEs were not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2022, as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible SAFE’s conversion ratio, and the resulting number of dilutive shares, was not determinable until the contingency is resolved in September 2023. If the contingency were to have been resolved on those SAFEs as of December 31, 2022, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the respective conversion ratio, is estimated as 3.3 million as of December 31, 2022.